Consolidated Balance Sheets - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Current Assets:
Cash and cash equivalents	$ 146,087	$ 39,407	$ 148,368
Accounts receivable	12,180	36,833
Prepaids and other current asset	16,840	16,000
Deferred offering cost		249,888
Total current assets	175,107	342,128	148,368
Noncurrent Assets:
Capitalized development Costs, net	18,668	36,024	86,594
Property and equipment, net	2,857	3,693	1,206
Intangible asset, net	142,056	144,550
Total noncurrent assets	163,581	184,267	87,800
Total Assets	338,688	526,395	236,168
Current Liabilities:
Accounts payable	142,026	147,891	3,691
Accrued interest (related party)	94,844	76,553
Accrued expenses	206,370	170,585	47,694
Deferred revenue	9,195
Notes payable, current portion, net	366,924	233,213	75,000
Escrow liability, current portion	29,096	27,006
Obligations under sales of future receivables	109,094
Line of credit	83,367
Total current liabilities	2,315,071	1,862,475	126,385
Noncurrent Liabilities:
Escrow liability, net of current portion	39,908	54,998
Notes payable, net of current portion, net	250,000	66,220
Total noncurrent liabilities	289,908	121,218
Total Liabilities	2,604,979	1,983,693	126,385
Shareholders’ Equity (Deficit):
Preferred stock, $0.0001 par value, 10,000,000 shares authorized and 0 shares issued and outstanding
Common stock, $0.0001 par value, 250,000,000 shares authorized and 20,673,200 and 15,000,000 shares issued and outstanding, respectively	2,176	2,067	1,500
Additional paid in capital	5,166,349	371,903	(1,500)
Retained Earnings (Deficit)	(7,434,816)	(1,831,268)	109,783
Total Shareholders’ Equity (Deficit)	(2,266,291)	(1,457,298)	109,783
Total Liabilities and Shareholders’ Equity (Deficit)	338,688	526,395	236,168
Nonrelated Party [Member]
Current Liabilities:
Secured notes payable, net	1,265,518	942,543
Related Party [Member]
Current Liabilities:
Secured notes payable, net	$ 258,637	$ 264,684